Operating Segment Information and Concentrations of Risk - Summary of Geographical Information 2 (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Selling, general and administrative expenses	$ 461.2	$ 389.6	$ 415.8
Research and development costs	38.0	34.3	32.8
Property, plant and equipment	0.4	2.0	64.5
Right-of-use assets			11.2
Intangible assets			1.4
Inventories			2.9
Goodwill			0.2
Asset Retirement Obligations			5.8
Other			1.2
Restructuring expenses	0.0	11.1	84.4
Property, Plant and Equipment
Segment Reporting Information [Line Items]
Property, plant and equipment		61.7
General Corporate
Segment Reporting Information [Line Items]
Right-of-use assets			0.0
Intangible assets			1.4
Inventories			0.0
Goodwill			0.0
Asset Retirement Obligations			0.0
Other			0.0
Restructuring expenses			1.4
General Corporate | Property, Plant and Equipment
Segment Reporting Information [Line Items]
Property, plant and equipment		0.0
North America Fiber Cement
Segment Reporting Information [Line Items]
Research and development costs	5.3	5.6	5.3
Property, plant and equipment	0.4	2.0	44.0
North America Fiber Cement | Cost of Sales
Segment Reporting Information [Line Items]
Other	0.4	2.0	2.8
North America Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Right-of-use assets			0.0
Intangible assets			0.0
Inventories			0.0
Goodwill			0.0
Asset Retirement Obligations			0.0
Other			0.0
Restructuring expenses			41.2
North America Fiber Cement | Operating Segments | Property, Plant and Equipment
Segment Reporting Information [Line Items]
Property, plant and equipment		41.2
Asia Pacific Fiber Cement
Segment Reporting Information [Line Items]
Research and development costs	1.5	1.1	1.8
Property, plant and equipment	0.0	0.0	15.0
Inventories			2.9
Asia Pacific Fiber Cement | Other liabilities - non-current
Segment Reporting Information [Line Items]
Asset retirement obligation			8.0
Asia Pacific Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Right-of-use assets			11.2
Intangible assets			0.0
Inventories			2.9
Goodwill			0.2
Asset Retirement Obligations			5.8
Other			1.2
Restructuring expenses			36.3
Asia Pacific Fiber Cement | Operating Segments | Property, Plant and Equipment
Segment Reporting Information [Line Items]
Property, plant and equipment		15.0
Europe Building Products
Segment Reporting Information [Line Items]
Research and development costs	0.9	1.6	1.7
Property, plant and equipment	0.0	0.0	5.5
Europe Building Products | Operating Segments
Segment Reporting Information [Line Items]
Right-of-use assets			0.0
Intangible assets			0.0
Inventories			0.0
Goodwill			0.0
Asset Retirement Obligations			0.0
Other			0.0
Restructuring expenses			5.5
Europe Building Products | Operating Segments | Property, Plant and Equipment
Segment Reporting Information [Line Items]
Property, plant and equipment		5.5
Research and Development
Segment Reporting Information [Line Items]
Selling, general and administrative expenses	4.1	2.9	3.0
Research and development costs	$ 30.3	$ 26.0	$ 24.0